Warrants	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Warrants

Note 11 - Warrants

On January 3, 2019, the Company entered into an Agreement (“Alere Agreement”) with Alere Financial Partners, a division of Cova Capital Partners LLC (“Alere”), for Alere to provide capital markets advisory services. The Alere Agreement was on a month to month basis that could be cancelled by either party with thirty (30) days advance notice. The Company paid a monthly fee of $7,500 and issued to Alere five-year warrants to purchase 1,400 shares of the Company’s common stock at an exercise price of $39.75, equal to the closing price of the Company’s common stock on February 7, 2019, the date of approval by the Company’s board of directors (the “Board”). The warrants had a grant date fair value of $14,000 using the Black-Scholes pricing model, with the following assumptions used: stock price of $39.75, risk free interest rate of 2.46%, expected term of 2.8 years, volatility of 34.4% and an annual rate of quarterly dividends of 0%. The warrants vested monthly equally over a 12 month period provided that the Alere Agreement remained in effect. On June 11, 2019, both parties agreed to terminate the Alere Agreement as of June 30, 2019 and the unvested warrants as of June 30, 2019 totaling 700 were forfeited with a fair value of $7,000. The net charge to the statement of operations for the year ended 2019 was $7,000.

The placement agent for the Offering on March 12, 2019 received a warrant to purchase such number of shares of the Company’s common stock equal to 8% of the total shares of common stock sold in the Offering or 7,525 shares. Such warrant is exercisable for a period of five years from the date of issuance and has an exercise price of $37.50 per share.

On May 31, 2019, the Company issued a five-year warrant to purchase 6,000 shares of common stock pursuant to the Boxer Settlement Agreement that vested immediately with an exercise price of $150 per share to the Boxer Parties.

The warrants had a grant date fair value of $3,000 using the Black-Scholes pricing model, with the following assumptions used: stock price of $47.50, risk free interest rate of 1.93%, expected term of 2.5 years, volatility of 35.1% and an annual rate of quarterly dividends of 0%.

On May 31, 2019, the Company issued a five-year warrant to purchase 2,000 shares of common stock that vested immediately with an exercise price of $50 to DFC Advisory Services LLC, D.B.A. Tailwinds Research Group, LLC (“Tailwinds”) to provide digital marketing services. The warrants had a grant date fair value of $20,500 using the Black-Scholes pricing model, with the following assumptions used: stock price of $47.50, risk free interest rate of 1.93%, expected term of 2.5 years, volatility of 35.1% and an annual rate of quarterly dividends of 0%.

The placement agent for the Public Offering on June 14, 2019 received a warrant to purchase such number of shares of the Company’s common stock equal to 5% of the total shares of common stock sold in the Public Offering or 7,232 shares. Such warrant is exercisable for a period from December 8, 2019 through June 11, 2024 and has an exercise price of $32.10 per share.

A summary of warrant activity during the years ended December 31, 2019 and 2018 is presented below:

	Series A Preferred Stock				Common Stock
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value
Outstanding, January 1, 2018	100,570	$5.00			14,849	300.00
Issued					131,698	152.25
Exercised
Cancelled	-	-			-	-
Amendment of placement agent warrants [1]	(100,570)	5.00			4,677	107.50
Outstanding, January 1, 2019	-	$-	-	$-	151,224	$137.00	4.1	$-
Issued	-	-		-	24,156	65.00
Exercised	-	-		-	-	-
Cancelled	-	-		-	(700)	39.75
Outstanding, December 31, 2019	-	$-	-	$-	174,680	$127.50	3.3	$-

Exercisable, December 31, 2019	-	$-	-	$-	173,979	$127.75	3.3	$-

[1]	In connection with the IPO, placement agent warrants for the purchase of Series A Preferred Stock were amended such that the warrants became exercisable for the number of common stock that would have been issued upon the exercise of the Series A warrant and subsequent conversion to common stock upon the consummation of the IPO. The exercise price was amended to the price equal to the total proceeds that would have been required upon the exercise of the original warrant, divided by the amended number of warrant shares.
The amendment was accounted for as a modification of a stock award. The Company determined that there was no incremental increase in the fair value for the amendment of the award and accordingly there was no charge to the statement of operations for the years ended December 31, 2018.

A summary of outstanding and exercisable warrants as of December 31, 2019 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
$300.00	Common Stock	7,359	3.5	7,359
$156.25	Common Stock	3,000	3.4	3,000
$150.00	Common Stock	75,000	3.5	75,000
$124.75	Common Stock	4,000	3.5	4,000
$115.50	Common Stock	5,536	2.9	5,536
$107.50	Common Stock	4,677	1.1	4,677
$105.00	Common Stock	57,652	2.8	57,652
$50.00	Common Stock	2,000	4.4	2,000
$39.75	Common Stock	700	4.0	-
$37.50	Common Stock	7,525	4.2	7,525
$32.00	Common Stock	7,232	4.4	7,232
		174,681		173,981